Provisions for Impairment of Financial Assets - Schedule of Changes in Provision for Loan Losses Recorded on the Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions released
Credit risk provisions	$ (418,379)	$ (325,955)
Loans and accounts receivables from customers [member]
Provisions released
Credit risk provisions			$ (527,078)
Provisions for loan losses [member]
Disclosure of financial assets [line items]
Loss for provisions established	(749,380)	(606,550)	(809,749)
Income for provisions released	331,001	280,595	282,671
Provisions released
Recovery of loans previously charged-off	84,716	63,515
Net charge to income	(333,663)	(262,440)	(466,230)
Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loss for provisions established	(313)	(695)	(10)
Income for provisions released	296	388	218
Provisions released
Net charge to income	(17)	(307)	208
Provisions for loan losses [member] | Financial instruments at FVTOCI [member]
Disclosure of financial assets [line items]
Loss for provisions established	(385)	(225)	(250)
Income for provisions released	726	487	1,649
Provisions released
Net charge to income	341	262	1,399
Provisions for loan losses [member] | Financial Instruments at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(36)	(121)	(86)
Income for provisions released	127	95	9
Provisions released
Net charge to income	91	(26)	(77)
Provisions for loan losses [member] | Contingent loans [member]
Disclosure of financial assets [line items]
Loss for provisions established	(25,312)	(17,248)	(16,366)
Income for provisions released	12,697	27,795	10,861
Provisions released
Net charge to income	(12,615)	10,547	(5,505)
Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Income for provisions released			282,671
Collectively assessed for credit losses [member] | Provisions for loan losses [member]
Provisions released
Recovery of loans previously charged-off			60,848
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(432,724)	(325,135)
Income for provisions released	228,499	162,388
Provisions released
Recovery of loans previously charged-off	43,250	22,865
Net charge to income	(160,975)	(139,882)
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(541,857)
Income for provisions released			173,955
Provisions released
Net charge to income			(342,391)
Commercial loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			25,511
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(122,837)	(33,926)
Income for provisions released	18,558	11,664
Provisions released
Recovery of loans previously charged-off	7,438	5,500
Net charge to income	(96,841)	(16,762)
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(27,516)
Income for provisions released			9,667
Provisions released
Net charge to income			(15,291)
Mortgage loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			2,558
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(167,773)	(229,200)
Income for provisions released	70,098	77,778
Provisions released
Recovery of loans previously charged-off	34,028	35,150
Net charge to income	$ (63,647)	$ (116,272)
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Disclosure of financial assets [line items]
Loss for provisions established			(223,664)
Income for provisions released			86,312
Provisions released
Net charge to income			(104,573)
Consumer loans [member] | Collectively assessed for credit losses [member] | Provisions for loan losses [member] | Loans and accounts receivables from customers [member]
Provisions released
Recovery of loans previously charged-off			$ 32,779